Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

Note 12. Inventories

	December 31,	December 31,
	2019	2020
	(in thousands)

Finished goods	$41,310	23,990
Work in process	72,070	63,025
Raw materials	29,729	21,346
Supplies	665	346
	$143,774	108,707

The amounts of inventories that were charged to cost of revenues were $536,966 thousand, $508,469 thousand and $654,582 thousand, respectively, and the charges for inventories written down to net realizable value amounted to $17,724 thousand, $25,447 thousand and $11,919 thousand, for the years ended December 31, 2018, 2019 and 2020, respectively, which were also included in cost of revenues.

As of December 31, 2019 and 2020, none of the Company’s inventories was pledged as collateral.